Loan Portfolio and Allowance for Credit Losses, Allowance for Loan Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		$ 48,578	$ 46,032
Loans charged off [Abstract]
Total loan charge offs		939	547
Recoveries of loans previously charged off [Abstract]
Total recoveries		709	593
Net loans (recoveries) charged off		230	(46)
Provision for credit losses		1,900	2,500
Balance at end of period		50,248	48,578
New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	[1]	558	468
Recoveries of loans previously charged off [Abstract]
Total recoveries	[1]	709	566
Florida [Member]
Loans charged off [Abstract]
Total loan charge offs		381	79
Recoveries of loans previously charged off [Abstract]
Total recoveries		0	27
Commercial [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		2,735	2,596
Loans charged off [Abstract]
Total loan charge offs		441	0
Recoveries of loans previously charged off [Abstract]
Total recoveries		0	129
Net loans (recoveries) charged off		441	(129)
Provision for credit losses		1,126	10
Balance at end of period		3,420	2,735
Commercial [Member] | New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	[1]	127	0
Recoveries of loans previously charged off [Abstract]
Total recoveries	[1]	0	129
Commercial [Member] | Florida [Member]
Loans charged off [Abstract]
Total loan charge offs		314	0
Recoveries of loans previously charged off [Abstract]
Total recoveries		0	0
Real Estate Mortgage - 1 to 4 Family [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		45,625	43,271
Loans charged off [Abstract]
Total loan charge offs		328	371
Recoveries of loans previously charged off [Abstract]
Total recoveries		675	417
Net loans (recoveries) charged off		(347)	(46)
Provision for credit losses		664	2,308
Balance at end of period		46,636	45,625
Real Estate Mortgage - 1 to 4 Family [Member] | New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	[1]	311	371
Recoveries of loans previously charged off [Abstract]
Total recoveries	[1]	675	392
Real Estate Mortgage - 1 to 4 Family [Member] | Florida [Member]
Loans charged off [Abstract]
Total loan charge offs		17	0
Recoveries of loans previously charged off [Abstract]
Total recoveries		0	25
Installment [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		218	165
Loans charged off [Abstract]
Total loan charge offs		170	176
Recoveries of loans previously charged off [Abstract]
Total recoveries		34	47
Net loans (recoveries) charged off		136	129
Provision for credit losses		110	182
Balance at end of period		192	218
Installment [Member] | New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	[1]	120	97
Recoveries of loans previously charged off [Abstract]
Total recoveries	[1]	34	45
Installment [Member] | Florida [Member]
Loans charged off [Abstract]
Total loan charge offs		50	79
Recoveries of loans previously charged off [Abstract]
Total recoveries		$ 0	$ 2

[1]	Includes New York, New Jersey, Vermont and Massachusetts.